Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 438,000	$ 925,000
Prepaid expenses and other current assets	118,000	74,000
Income tax receivable	321,000	733,000
Total current assets	877,000	1,732,000
Total assets	877,000	1,732,000
Current liabilities:
Accounts payable	1,245,000	585,000
Accrued expenses	842,000	505,000
Convertible notes payable	2,733,000
Term debt	294,000
Demand notes payable	250,000	250,000
Accrued interest	155,000	35,000
Total current liabilities	5,519,000	1,375,000
Long-term liabilities:
Convertible notes payable, net		2,712,000
Term debt		287,000
Accrued interest		39,000
Total long-term liabilities		3,038,000
Commitments and contingencies (Note 6)
Stockholders’ deficit:
Preferred stock, $0.001 par value; 20,000,000 authorized; no shares issued or outstanding as of June 30, 2017 and December 31, 2016		0
Common stock, $0.001 par value; 200,000,000 authorized; 36,704,639 and 32,201,306 shares issued and outstanding, as of June 30, 2017 and December 31, 2016, respectively	32,000	30,000
Additional paid-in capital	14,029,000	10,943,000
Accumulated deficit	(18,779,000)	(13,667,000)
Accumulated comprehensive gain (loss), net	76,000	13,000
Total stockholders’ deficit	(4,642,000)	(2,681,000)
Total liabilities and stockholders’ deficit	$ 877,000	$ 1,732,000